Supplemental Financial Statement Data - Accounts Receivable, Net (Details) - USD ($) $ in Millions	6 Months Ended
	Dec. 27, 2024	Dec. 29, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds on sale of trade accounts receivable		$ 272
Western Digital Corporation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds on sale of trade accounts receivable	$ 0